Expense Example - State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF - State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 29
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	$ 356